Convertible Preferred Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			2 Months Ended
	Aug. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Nov. 30, 2020	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Preferred stock shares issued					0		0	16,944,484
Preferred stock per share					$ 0.0001		$ 0.0001
Common Stock, Shares, Issued					109,044,046		111,251,660	150,000,000
Common Stock, Shares Authorized					1,000,000,000		1,000,000,000	150,000,000
Preferred stock shares outstanding					0		0
Minimum [Member]
Common Stock, Shares Authorized	150,000,000	19,000,000
Maximum [Member]
Common Stock, Shares Authorized	1,000,000,000	23,251,555
Series A Preferred Stock [Member]
Preferred stock shares issued			6,237,500
Preferred stock per share			$ 8
Proceeds from issuance of preferred stock			$ 49.9
Payments of Stock Issuance Costs			0.2
Preferred stock issuance costs			$ 0.2
Series A Preferred Stock [Member] | Adimab Assignment Agreement
Preferred stock shares issued			5,000,000
Series B Preferred Stock [Member]
Preferred stock shares issued				1,410,434
Preferred stock per share				$ 56.72
Proceeds from issuance of preferred stock				$ 80.0
Payments of Stock Issuance Costs				0.2
Preferred stock issuance costs				$ 0.2
Series B Preferred Stock [Member] | Adimab Assignment Agreement
Preferred stock shares issued				44,076
Preferred Stock Fair Value				$ 2.5
Series C preferred stock [Member]
Preferred stock shares issued		4,296,550
Preferred stock per share		$ 78.08578
Proceeds from issuance of preferred stock		$ 335.5
Payments of Stock Issuance Costs		0.3
Preferred Stock Original Issue And Conversion Price Per Share						$ 78.08578
Preferred stock issuance costs		$ 0.3
Series C preferred stock [Member] | Adimab Assignment Agreement
Preferred stock shares issued		128,064
Preferred Stock Fair Value		$ 10.0
IPO [Member]
UndesignatedPreferredStockCapitalSharesReservedForFutureIssuance								10,000,000
Conversion of Stock, Shares Converted	84,722,420
IPO [Member] | Minimum [Member]
Common Stock, Shares Authorized								150,000,000
IPO [Member] | Maximum [Member]
Common Stock, Shares Authorized								1,000,000,000